Shareholders' equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 25, 2020 $ / shares shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) Vote shares	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 08, 2021 USD ($)	Jan. 11, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Sep. 25, 2020 $ / shares shares	Jan. 02, 2018 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares issued	143,681,557		1,570,790,570		1,570,790,570				1,436,815,570	2	1
Ordinary share, par value | $ / shares	$ 0.0001				$ 0.00001		$ 0.00001	$ 0.00001		$ 0.0001	$ 0.0001
Ordinary share par or stated value before shares split | $ / shares					$ 0.0001
Conversion ratio of Class B ordinary shares to Class A ordinary share			1	1
Number of shares issued	143,681,555
Proceeds from issuance of ordinary shares upon IPO, net of issuance costs		$ 1,553,000	¥ 10,042,422	$ 1,575,875
Authorized amount per share repurchase program | $						$ 500,000
Share repurchase (in shares)			5,100,000	5,100,000
Share repurchase | ¥			¥ 127,516
Minimum percentage of general reserve fund			10.00%	10.00%
Maximum percentage of general reserve fund			50.00%	50.00%
Net assets restricted			¥ 51,149		$ 8,026				¥ 51,630
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares issued			952,618,780		952,618,780
Number of votes entitled for each share | Vote			1	1
Class A ordinary shares | IPO
Class of Stock [Line Items]
Number of shares issued		133,975,000
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares issued			618,171,790		618,171,790
Number of votes entitled for each share | Vote			10	10
American depositary shares
Class of Stock [Line Items]
Share repurchase (in shares)			5,100,000	5,100,000
Share repurchase | $				$ 20,000
American depositary shares | IPO
Class of Stock [Line Items]
Number of shares issued		133,975,000